SHORT TERM NOTES PAYABLE	15 Months Ended
Sep. 30, 2011
SHORT TERM NOTES PAYABLE [Text Block]

7. SHORT TERM NOTES PAYABLE

Short term debt is comprised of the following:

	June 30,	June 30,	September
	2010	2011	30, 2011
			(Unaudited)

Note payable to Granita Employee (See note #6) Note payable to law firm bearing 8% interest, originally monthly installments of $5,000 per month commencing in June 2002 and continuing through December 1, 2003 with a final payment of principal plus accrued interest due at maturity on December 31, 2003, this note was in arrears as of June 30, 2004 and the company negotiated a new settlement arrangement as of August 31, 2004. Under such settlement agreement, the Company made a $100,000 cash payment and gave a cashless warrant to purchase $150,000 worth of common stock valued at $.25 per share. In addition, the Company agreed to pay $25,000 on each of December 1, 2004, March 1, 2005, June 1, 2005, September 1, 2005 and $50,000 on December 1, 2005. Thereafter, the Company was obligated to pay $25,000 on each of March 1, 2006, June 1, 2006, September 1, 2006 with a final payment of $75,000 on December 1, 2006, of which $10,000 was paid in 2008. The Company is currently in default with respect to the remainder.

	$0	$0	$0
Total Short Term Notes	$65,000	$65,000	$65,000
	$65,000	$65,000	$65,000